CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues
Net sales	$ 8,564	$ 8,529	$ 15,775	$ 15,783
Finance and interest income	347	300	676	597
Total Revenues	8,911	8,829	16,451	16,380
Costs and Expenses
Cost of goods sold	6,922	6,851	12,799	12,765
Selling, general & administrative expenses	752	765	1,504	1,490
Research and development expenses	298	297	555	561
Restructuring expenses	30	20	42	29
Interest expense	338	301	649	573
Other, net	86	67	198	170
Total Costs and Expenses	8,426	8,301	15,747	15,588
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	485	528	704	792
Income taxes	158	221	301	359
Equity in income of unconsolidated subsidiaries and affiliates	31	41	56	66
Net Income	358	348	459	499
Net income attributable to noncontrolling interests	4	65	5	105
Net income attributable to CNH Industrial N.V.	$ 354	$ 283	$ 454	$ 394
Earnings per share attributable to common shareholders
Basic	$ 0.26	$ 0.23	$ 0.33	$ 0.32
Diluted	$ 0.26	$ 0.23	$ 0.33	$ 0.32
Cash dividends declared per common share			$ 0.277	$ 0.293